OTHER OPERATING (EXPENSE) INCOME	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Operating Expense Explanatory [Abstract]
OTHER OPERATING (EXPENSE) INCOME
31	OTHER OPERATING (EXPENSE) INCOME

	2023	2022	2021
	US$’000	US$’000	US$’000

(Impairment loss) reversal of impairment recognised on ships (Note 12)	(2,000)	1,707	3,557
(Impairment loss) reversal of impairment recognised on right-of-use assets (Note 13)	-	(985)	1,046
Impairment loss on goodwill (Note 17)	-	-	(965)
(Impairment loss) reversal of on financial assets	(53)	45	(2)
Reversal of impairment of asset under construction (Note 12)	310	-	-
Lease income (Note 5)	345	-	-
Net foreign exchange (loss) gain	(237)	(512)	95
Gain on disposal of plant and equipment	12	36	14
Gain on disposal of right-of-use asset	3	-	104
Other operating income	277	52	-
Other operating expenses	(9)	(2)	-
	(1,352)	341	3,849